Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
Revenues consist of the following:

	For the six months ended June 30,
	2020	2021
	RMB	RMB	US$
Targeted Marketing	141,282	—	—

SAAS Businesses
Developer Services	77,216	113,608	17,596
Vertical Applications	38,520	52,001	8,054

Total SAAS Businesses	115,736	165,609	25,650

Total revenues	257,018	165,609	25,650